SCHEDULE OF BALANCES WITH RELATED PARTIES (Details) - USD ($)		Mar. 31, 2024	Sep. 30, 2023
Panaicia Pty Ltd [Member]
Accounts payable – related party:
Total	[1]	$ 261,770
Related Party [Member]
Accounts payable – related party:
Total		$ 261,770

[1]	Accounts payable – related party are trade in nature, unsecured and non-interest bearing.